OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
November 1, 2022 to October 31, 2023 [Member]
Base rent	$ 4,772	$ 4,772
November 1 2020 to October 1 2021 [Member]
Base rent	4,498	4,498
November 1 2023 to October 1 2024 [Member]
Base rent	4,915	4,915
November 1, 2024 to January 31, 2025 [Member]
Base rent	5,063	5,063
November 1, 2021 to October 31, 2022 [Member]
Base rent	4,633	4,633
November 1, 2019 to October 31, 2020 [Member]
Base rent	$ 4,367	$ 4,367